REGISTRATION
                                                                  No. 333 -81359
                                                               ICA No. 811-09403

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 15, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                   ACT OF 1933                             | |

                          Pre-Effective Amendment No. 1                    |X|
                          Post-Effective Amendment No.                     | |


                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                         | |

                          Pre-Effective Amendment No. 1                    |X|
                          Post-Effective Amendment No.                     | |


                        (Check Appropriate Box or Boxes)

                              STOCKJUNGLE.COM TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           3805 South Canfield Avenue,
                      Suite B Culver City, California 90232
                -------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (310) 841-4010
              ----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                                  Michael Miola
                          American Data Services, Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788
                     ---------------------------------------
                     (Name and Address of Agent For Service)

                                 With a copy to:

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                 As soon as practicable after the effective date
                 -----------------------------------------------
                 (Approximate Date of Proposed Public Offering)

                          Shares of Beneficial Interest
                          -----------------------------
                     (Title of Securities Being Registered)

           It is proposed that this filing will become effective (check appropriate box):

| |   immediately upon filing pursuant to paragraph (b).
| |   on (date) pursuant to paragraph (b).
| |   60 days after filing pursuant to paragraph (a)(1).
| |   on (date) pursuant to paragraph (a)(1).
| |   75 days after filing pursuant to paragraph (a)(2).
| |   on (date) pursuant to paragraph (a)(2) of Rule 485.


         The Registrant declares that an indefinite amount of shares of beneficial interest is being registered by the Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

                              STOCKJUNGLE.COM TRUST


                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                    STOCKJUNGLE.COM NO FEE S&P 500 INDEX FUND

                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                       REGISTRATION STATEMENT ON FORM N-1A

              Cross Reference Sheet for Items Required by Form N-1A


ITEM NO.   CAPTION IN PROSPECTUS
--------   ---------------------

      1    Front and Back Cover Pages
      2    Investment Objectives and Policies
      3    Transaction and Operating Expense Table
      4    Investment Objectives and Policies
      5    Dividends and Distributions; Performance Comparisons
      6    Management
      7 How to Purchase Shares; How to Redeem Shares; Shareholder Services; Dividends and Distributions; Valuation of Shares; Tax Status and General Information
      8    Not Applicable
      9    Not Applicable


           CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
           ----------------------------------------------

      10   Cover Page and Table of Contents
      11   Investment Objectives, Policies and Restrictions
      12   Directors and Executive Officers
      13   Ownership of Common Stock
      14   Investment Advisory and Other Services
      15   Portfolio Transactions and Allocation of Brokerage
      16   Ownership of Common Stock
      17   Net Asset Value and Public Offering Price; Redemption of Shares
      18   Taxation
      19   Investment Advisory and Other Services
      20   Performance Comparisons
      21   Financial Statements

                             STOCKJUNGLE.COM* TRUST


                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                    STOCKJUNGLE.COM NO FEE S&P 500 INDEX FUND

                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND


                                   Prospectus


                              _______________, 1999



STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of a select number of U.S. corporations identified by STOCKJUNGLE.COM investment Advisors, Inc. (the "Adviser") that have consistently demonstrated fundamental investment value and hold strong competitive positions in various business sectors . In addition, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stock of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors.

STOCKJUNGLE.COM No Fee S&P 500 Index Fund seeks to provide investors, on a no-fee basis, with investment results equivalent to the total return of the Standard & Poor's 500 Composite Stock Price Index** ("S&P 500 Index").

STOCKJUNGLE.COM PURE PLAY INTERNET FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of Pure Play Internet companies .

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND seeks to provide investors with capital appreciation by investing in a diversified portfolio of common stocks of U.S. companies with market capitalizations of no less than $100 million which have been identified to StockJungle.com, Inc., the parent of the Adviser, by visitors to the StockJungle.com website and are then researched by the adviser using its proprietary quantitative analysis and, if acceptable, selected by the Adviser for investment by the Fund.

Each of the StockJungle.com Funds are designed and created primarily for investment by on-line investors. In order to keep costs to a minimum, shareholders in the Funds are requested to consent to the acceptance of all information about the Fund or Funds in which they invest through means of electronic delivery.


As a web-based mutual fund company, STOCKJUNGLE.COM, INC. will provide investors and public visitors the ability to access information and features exclusively via the Adviser and the parent of the Adviser's website, located at http://www.StockJungle.Com. With the goal of providing investors a more complete and educational mutual fund investment experience, it is the adviser's intention to fully disclose all mutual fund holdings and activities, to the extent practical, on the StockJungle.com website. The Adviser reserves the right to alter this full disclosure policy as needed at any time.

*"STOCKJUNGLE.COM(R)" IS A REGISTERED TRADEMARK AND THE EXCLUSIVE PROPERTY OF STOCKJUNGLE.COM, INC., THE PARENT TO THE ADVISER. STOCKJUNGLE.COM, INC. IS AN INTERNET-BASED COMPANY WHICH OFFERS A WIDE ARRAY OF WEB-BASED SERVICES AND INFORMATION TO VISITORS TO THE STOCKJUNGLE.COM WEBSITE.


**"STANDARD & POOR'S(R)," "S&P(R)" "S&P 500(R)", "STANDARD & POOR'S 500(R)", AND "500(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY STOCKJUNGLE.COM INVESTMENT ADVISORS, INC. FOR USE IN CONNECTION WITH THE STOCKJUNGLE.COM NO FEE S&P 500 FUND. THIS FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE

RISK RETURN SUMMARY..........................................................3
FEES AND EXPENSES OF EACH FUND...............................................6
STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND...................................8
STOCKJUNGLE.COM  NO FEE S&P 500 INDEX FUND ..................................9
STOCKJUNGLE.COM PURE PLAY INTERNET FUND.....................................10
STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND ................................11
MAIN RISKS..................................................................12
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE..............................16
VALUATION OF SHARES.........................................................18
HOW TO PURCHASE SHARES......................................................18
HOW TO REDEEM SHARES........................................................20
SHAREHOLDER SERVICES........................................................22
DIVIDENDS AND DISTRIBUTIONS.................................................23
TAX STATUS..................................................................24
PERFORMANCE INFORMATION.....................................................24
GENERAL INFORMATION.........................................................25
CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT................................25
COUNSEL AND INDEPENDENT AUDITORS............................................25
FOR MORE INFORMATION........................................................26

                               RISK/RETURN SUMMARY


1.    STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
      ------------------------------------------

      INVESTMENT OBJECTIVE:
      ---------------------

--    The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGY:
      ------------------------------


-- Long-term investment in the common stocks of a select number of U.S. companies that have consistently demonstrated fundamental investment value and hold strong competitive positions in various business sectors as determined by the Adviser. The Fund may also invest a smaller portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stocks of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors. The adviser will determine the fundamental investment value of a security by screening certain fundamental indicators such as the price-to-earnings ratio, the return on equity, and cash flow using proprietary quantitative techniques. In assessing the strength of a company's competitive position, the adviser may consider such factors as technology leadership, market share, rights to patents and other intellectual property, strength of management, marketing prowess and product development capabilities.


      PRINCIPAL INVESTMENT RISKS:
      ---------------------------

-- MARKET RISK. THE LOSS OF MONEY IS A RISK OF INVESTING IN THIS FUND. The net asset value of this Fund will fluctuate based on changes in the value of the securities in which the Fund invests. Market prices of these securities may be adversely affected by an issuer's having experienced losses or by the lack of earnings or the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.


-- EMERGING LEADERS. Companies identified by the Adviser as emerging leaders may include issuers with small or mid-sized capital structures (generally a market cap of $5 billion or less). Consequently, the Fund may be subject to the additional risks associated with investment in these companies.

      these companies may have a relatively limited operating history and less capital resources than larger market leaders. In addition, the market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. The net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities declines.




2.    STOCKJUNGLE.COM NO FEE S&P 500 INDEX FUND
      -----------------------------------------


      INVESTMENT OBJECTIVE:
      ---------------------

-- The Fund seeks to provide investors with a total return equivalent to that of the S&P 500 Index.

      PRINCIPAL INVESTMENT STRATEGY:
      ------------------------------

-- Replicate the holdings of the S&P 500 IndeX, an un-managed index of the common stock of 500 companies ("S&P 500 Index Securities") which represent a significant portion of the market value of all common stock publicly traded in the United States.


--    Provide investors with a total return equivalent to that of the S&P 500
      Index .


-- Prior to the Fund's commencement of investment operations, there will be a sixty (60) day subscription period in order to accumulate sufficient funds (approximately $5 million) to purchase S&p 500 Index Securities and replicate the S&P 500 Index. The fund will commence investment operations before the end of the subscription period if sufficient funds are accumulated.

      PRINCIPAL INVESTMENT RISK:
      --------------------------


-- MARKET RISK. The net asset value of the Fund will fluctuate based on changes in the value of the individual securities comprising the S&P 500 Index. The U.S. stock markets upon which these securities are listed are generally susceptible to volatile fluctuations in market price. Increased volatility of these securities may adversely affect the value of the Fund's shares and could result in the loss of your investment.

-- INABILITY TO REPLICATE INDEX. If the fund fails to accumulate sufficient funds for the purpose of replicating the S&P 500 Index at the expiration of the subscription period (unless extended by the board of trustees), the fund will be unable to achieve its investment objective, all subscriptions plus any interest earned will be returned to the subscribers, and the fund will terminate.

3.    STOCKJUNGLE.COM PURE PLAY INTERNET FUND
      ---------------------------------------

--    The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGY:
      ------------------------------


-- Investment in the common stocks of U.S. companies determined by the Adviser to be "Pure Play Internet" companies and whose securities have the potential for long-term growth. Generally, the adviser deems a company to be a "Pure Play Internet" company if the are U.S. companies that (i) derive at least 50% of their revenue from or assets in the internet and/or the world wide web ("WWW"); and (ii) have business models which are substantially dependent on the internet and/or WWW.


      PRINCIPAL INVESTMENT RISKS:
      ---------------------------

-- MARKET VOLATILITY AND INDUSTRY RISK. THE LOSS OF MONEY IS A RISK OF INVESTING IN THIS FUND. The value of this Fund's shares are susceptible to factors affecting the Internet and WWW such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities- of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the fund's shares and could result in the loss of your investment.

-- INVESTMENT IN NEW AND UNSEASONED COMPANIES. The fund may invest, pursuant to an initial public offering or otherwise, in the equity securities of companies that are relatively new and unseasoned and in their early stages of development where the Adviser believes that the opportunity for rapid growth is above average. These companies may not be well known to the investing public or have significant institutional ownership. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources;

      their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. as a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. such fluctuations could have an adverse effect on the net asset value of the fund and could result in the loss of your investment.


4.    STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND
      -------------------------------------------

      INVESTMENT OBJECTIVE:
      ---------------------

--    The Fund seeks to provide investors with capital appreciation.

      PRINCIPAL INVESTMENT STRATEGY:
      ------------------------------


-- Investment in a diversified portfolio of the common stocks of those U.S. companies having market capitalizations of no less than $100 million which have been (i) recommended to the parent of the Adviser by visitors to the StockJungle.com website ; (ii) researched by the Adviser using proprietary quantitative analysis; and (iii) determined by the Adviser to be consistent with the investment objective of the fund.


      PRINCIPAL INVESTMENT RISKS:
      ---------------------------


-- RELIANCE ON COMMUNITY INTELLIGENCE. LOSS OF MONEY IS A RISK OF INVESTING IN THIS FUND. The effectiveness of this Fund's investment strategy is directly contingent upon widespread participation by visitors to the StockJungle.com website who submit detailed and reasoned analyses identifying bona fide potential investments for the Fund. There are no assurances that visitors to the website will participate or provide such detailed and reasoned analyses or that the Adviser will be able to successfully screen the information provided and select appropriate securities for this Fund.


-- VOLATILITY OF U.S. MARKETS. The net asset value of this Fund can be expected to fluctuate based on changes in the value of the securities in which the Fund invests. The U.S. stock market is generally susceptible to volatile fluctuations in market price. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the Fund may invest) often fluctuate more than prices of larger companies.


-- INVESTMENT IN NEW AND UNSEASONED COMPANIES. Subject to the Fund's investment strategy regarding minimum market capitalization requirements of portfolio securities, the Fund may invest, pursuant to an initial public offering or otherwise, in the equity securities of companies which are relatively new and unseasoned and in their early stages of development where the adviser believes that the opportunity for rapid growth is above average. These companies may not be well-known to the investing public or have significant institutional ownership. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Fund and your investment.



                                ** 1 PERFORMANCE

NO BAR CHART OR PERFORMANCE TABLE IS PRESENTED FOR THE STOCKJUNGLE.COM FUNDS BECAUSE THE FUNDS DO NOT HAVE ANNUAL RETURNS FOR A FULL CALENDAR YEAR.






                 FEES AND EXPENSES OF THE STOCKJUNGLE.COM FUNDS

The following table describes the fees and expenses that you may pay if you buy and hold shares of each of the Funds:


                                                            STOCKJUNGLE.COM
                                                            ---------------



                                                MARKET     NO FEE    PURE PLAY   COMMUNITY
                                                LEADERS     S&P      INTERNET   INTELLIGENCE
                                                GROWTH      500        FUND        FUND
                                                 FUND      INDEX
                                                            FUND
---------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(paid directly from your investments):

Maximum Sales Load Imposed on
Purchases (as a percentage of the                 None        None      None      None
offering price)


ANNUAL FUND
OPERATING EXPENSES (expenses
that are deducted from Fund
assets):

Management Fees(1,2)                              1.00%       NONE      1.00%     1.00%

Distribution                                      NONE        NONE      NONE      NONE
(12B-1) Fees

Other Expenses                                    .__%        .__%      .__%      .__%

Total Estimated Fund Operating                    1.00 %      NONE      1.00%     1.00%
 Expenses(1,2)

---------------------------------------------------------------------------------------------

EXAMPLE:

----------------------
1 The Adviser receives no Management Fee and is responsible for the payment of all fees of the StockJungle.com No Fee
       S&P 500 Index Fund and, as a result, this Fund's Total Fund Operating Expenses will be zero.

2 The Adviser's Management Fees with respect to each of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund and StockJungle.com Community Intelligence Fund are "all inclusive" which means that the Adviser is responsible for the payment of all of a Fund's other expenses, and, as a result, each Fund's Total Fund Operating Expenses will not exceed 1% of the Fund's average daily net assets.


           This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


           The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

StockJungle.com
MARKET LEADERS        StockJungle.com No       StockJungle.com            StockJungle.com
 GROWTH FUND          FEE S&P 500 INDEX FUND   PURE PLAY INTERNET FUND    COMMUNITY INTELLIGENCE FUND
 -----------          ----------------------   ------------------------   ---------------------------



ONE YEAR    $______   ONE YEAR       NONE      ONE YEAR    $_______       ONE YEAR    $________
THREE YEARS $______   THREE YEARS    NONE      THREE YEARS $_______       THREE YEARS $________






                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND



* 1 moved from here; text not shown


                                                         Ticker Symbol: ________

           INVESTMENT STRATEGY


           The StockJungle.com Market Leaders Growth Fund invests substantially all of its assets in a diversified portfolio of the common stocks of companies which, in the opinion of the Adviser, have consistently demonstrated fundamental investment value and hold strong competitive positions in their respective business sectors. In addition, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stocks of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors.

           To achieve its investment objective, the Fund invests primarily in common stocks, but MAY also invest in the preferred stock and convertible preferred STOCK of such companies. Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Preferred stock has a priority over common stock in liquidation (and generally dividends as well) but is subordinate to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of the conversion value.

           As solely a temporary defensive measure, the Fund may invest up to 20% of its assets in long or short positions in financial futures and/or options on various market indices in order to reduce the Fund's exposure to adverse market conditions. Any use of futures or options by the adviser will be in compliance with the Fund's long-term investment objective. The Fund may also invest a portion of its assets in U.S. Government securities, money market instruments or similar short-term securities for liquidity purposes. During adverse market conditions, the Fund may not achieve its investment objective.


           The Adviser focuses on the market leaders of core business sectors that have consistent operating histories, strong management teams and favorable long-term growth prospects. The Fund will focus primarily on business sectors represented in the S&P 500 index including, but not limited, to Utilities, Transportation, Technology, Chemicals, Pharmaceuticals, Retail Sales, Oil, Capital Goods, Financial Services and Communications. The Adviser, in its sole discretion, determines which and to what extent each sector is to be represented in the Fund's portfolio and will purchase or sell a portfolio security if it believes that a particular sector should or should not be included in the Fund's investments.

           The Adviser will determine the fundamental investment value of a security by screening certain fundamental indicators such as the price-to-earnings ratio, the return on equity, and cash flow using proprietary quantitative techniques. In assessing the strength of a company's competitive position, the Adviser may consider such factors as technology leadership, market share, rights to patents and other intellectual property, strength of management, marketing prowess and product development capabilities.


           This Fund is committed to long-term investment. The Adviser will utilize a buy and hold approach, generally maintaining its position in the company's stock without regard to day-to-day fluctuations in the market. However, the Adviser will frequently re-evaluate portfolio holdings, as it deems necessary, and will typically sell a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance.

           PORTFOLIO TURNOVER. The frequency of this Fund's portfolio transactions will vary from year to year. However, since the Fund's investment policies emphasize long-term investment in the securities of established companies with strong competitive positions and whose securities consistently demonstrate fundamental investment value, the Adviser does not anticipate frequent changes in investments and the

Fund's portfolio turnover rate is expected to be relatively low. The Adviser expects that the annual portfolio turnover rate for the StockJungle.com Market Leaders Growth Fund will be approximately 50%.


                    STOCKJUNGLE.COM NO FEE S&P 500 INDEX FUND


                                                         Ticker Symbol: ________
INVESTMENT STRATEGY


         The StockJungle.com No Fee S&P 500 Index Fund seeks to replicate the composition and total return of the S&P 500 Index on a no-fee basis to investors. Under normal market conditions, the Fund invests all of its net assets in the common stock of the companies which comprise the S&P 500 Index ("S&P 500 Index Securities"). The S&P 500 Index is comprised of the common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States and is a widely recognized un-managed index of common stock prices. As a result, the Fund is diversified in terms of industry, size, liquidity and other relevant characteristics. The Adviser employs a passive investment management approach and does not intend to change the composition of the Fund's equity portfolio based on its own economic, financial or market analysis.





As a condition of the Fund's no-fee feature, the Adviser requests that, with the exception of executing purchases and sales of this Fund's shares, every investor consent to communicate with the Fund exclusively on-line in order to reduce the higher costs of paper-based information delivery. All Fund reports, statements and prospectuses may be downloaded or viewed electronically. As a result of the Fund's no-fee feature, the investor has the opportunity to realize a return on investment equivalent to the return of the S&P 500 Index as opposed to investing in other S&P Index funds which charge investors for investment advisory fees or other management fees and costs of investing (such as administrative, transfer agency, custodian and distribution fees, for example) and which provide a return adversely affected by such fees and expenses.

         Prior to the Fund's commencement of investment operations, the fund will have a sixty (60) day subscription period during which all subscriptions for the purchase of shares will be deposited in an interest-bearing escrow account at the fund's custodian, union bank of california (the "custodian"). The purpose of the subscription period is to accumulate at least $5 million in subscriptions for the fund's shares to allow the fund to purchase s&p 500 index securities and replicate the s&p 500 index. Each subscriber's pro rata share of the interest earned in the escrow account will be used to purchase additional full or fractional shares of the fund. The fund's initial purchase price during this subscription period is $10.00 Per share. If the fund fails to accumulate $5 million prior to the expiration of the subscription period (unless extended by the board of trustees), all subscriptions plus any interest earned will be returned to the subscribers and the fund will terminate.


           PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year and depend, to a large extent, on changes IN the S&P 500 Index. Historically, the S&P 500 Index has experienced relatively low portfolio turnover and it is expected that this will continue. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions. The Fund expects that its annual portfolio turnover rate will be less than 10%.

                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND

                                                         Ticker Symbol: ________


           The StockJungle.com Pure Play Internet Fund invests, under normal conditions, at least 80% of its assets in a diversified portfolio of the common stocks of U.S. Internet companies identified by the Adviser . Internet companies for purposes of investment by the Fund include companies principally engaged in businesses that design, develop and/or manufacture hardware and software products and services for the Internet and the WWW.

           To achieve its investment objective, the Fund invests primarily in common stocks, but may also invest in the preferred stock and convertible preferred stock of such companies. Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Preferred stock has a priority over common stock in liquidation (and generally dividends as well) but is subordinate to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of the conversion value.

         The Fund will invest in U.S. Internet companies based on their designation by the Adviser as a "Pure Play Internet" company and the size of such companies' market capitalization. The Adviser, in its sole discretion, determines which companies properly constitute "Pure Play Internet" companies. The Adviser's determination is based, generally, on whether such companies (i) derive more than 50% of their revenues from or assets in the internet or WWW; and/or (ii) have business models which are substantially dependent on the internet or WWW. "Pure Play Internet" companies may include media and content providers, companies which use e-commerce as their principal means of selling goods and services to the public, companies that develop or manufacture business solutions that enable businesses to implement internet strategies, and companies engaged in the transmission of voice, video and data over the internet or WWW. These companies may include entities which are new and unseasoned in which the fund invests pursuant to an initial public offering or otherwise where the Adviser believes that the opportunity for rapid growth is above average. The companies in which the fund invests are reevaluated on as frequent a basis as deemed appropriate by the adviser. Should the adviser's evaluation reveal significant changes among portfolio securities, the Adviser will seek to adjust the Fund's portfolio accordingly.



           The Fund may invest up to 20% of its net assets in U.S. Government securities, high quality money market instruments and repurchase agreements. In order to reduce the Fund's exposure to adverse market conditions and solely as a temporary defensive measure, the Fund may invest a significant portion of its net assets in U.S. Government securities, high quality money market instruments or similar short-term securities or hold either long or short positions in financial futures and/or options in order to reduce exposure to market fluctuations. any use of futures or options by the adviser, however, will be in compliance with the Fund's long-term investment objective. During adverse market conditions, the fund may not achieve its investment objective.


           The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The WWW, which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within the WWW and to other WWW documents. The Adviser believes that the Internet is the emerging frontier interlinking computers, telecommunications and broadcast media. Consequently, there are vast opportunities for continued growth in demand for components, products, media, services and systems to assist, facilitate, enhance, store, process, record, reproduce, retrieve and distribute information, products and services for use by businesses, institutions and consumers.

         PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year and depend on changes in the companies designated by the Adviser as "Pure Play Internet" companies. Changes in the companies could include such things as a change in the companies' business direction, a lack of performance as judged by the advisor, or mergers and/or acquisitions which affect the companies. Historically, Internet stocks have been subject to higher than normal market volatility which may result in relatively high portfolio turnover. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions. The Adviser to the StockJungle.com Pure Play Internet Fund expects that the Fund's annual portfolio turnover rate will be approximately 50%.



                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                                                           Ticker Symbol: ______

INVESTMENT STRATEGY


           The StockJungle.com Community Intelligence Fund invests in a diversified portfolio of the common stocks and other equity securities of those U.S. companies that have been recommended to StockJungle.com, Inc., the parent of the Adviser, by visitors to the StockJungle.com website and which are then researched and, if acceptable, selected by the Adviser for investment by the Fund. The Adviser believes that there exists a vast amount of knowledge and experience among the visitors to StockJungle.com's website and that by seeking input through this website it will have increased access to a greater breadth of investment ideas for the Fund's portfolio.

           StockJungle.com has established a website on the Internet through which it offers a wide array of products and services. One section of the website has been designated by StockJungle.com as a community forum in which visitors to the website can suggest investment opportunities and ideas by posting short written analyses about companies that they believe would make bona-fide investments. Participants' investment suggestions will be tracked and their performance rated against the rest of the community. In addition, participants will be asked to provide the reasons why they believe a particular company would make a good investment in light of the Fund's investment objective of long term growth. StockJungle.com will then forward the visitor recommendations posted in the community forum to the Adviser for consideration as possible investments by this Fund. The Adviser will analyze each visitor recommendation presented for evaluation by StockJungle.Com using a proprietary quantitative investment model developed by the Adviser in order to determine whether such recommendation suggests securities which have the potential for long term growth. While it will be possible for the Adviser to receive numerous proposals from visitors to the StockJungle.com website, there are no assurances that any will satisfy the adviser's investment criteria or that the adviser will in fact utilize any such suggestions. Therefore, the Adviser, in its sole discretion, determines whether and to what extent the common stock of any recommended company should be purchased or sold by the Fund.

           Under normal market conditions, the Fund invests at least 80% of its net assets in the securities recommended on the StockJungle.com website and selected by the Adviser for investment by the Fund. Investments by the Fund are limited to shares of equity securities of U.S. companies with market capitalizations of no less than $100 million. These may include, however, the securities of companies which are new and unseasoned in which the Fund invests pursuant to an initial public offering or otherwise where the adviser believes that the opportunity for rapid growth is above average. The Fund's portfolio may, from time to time, include shares of common stock, preferred stock and convertible preferred stock of the companies identified by participants . Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Preferred stock has a priority over common stock in liquidation (and generally dividends as well) but is subordinate to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of the conversion value. For liquidity purposes or pending the purchase of investments in accordance with its policies, the Fund may, from time to time, invest a portion of the Fund's assets in U.S. Government securities or money market instruments.

           PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments and the Fund's portfolio turnover rate may be significantly higher than that of most other mutual funds. These transactions may also result in realization of taxable capital gains, much or all of which are short-term capital gains subject to federal and state taxation as ordinary income and not eligible for favored long term capital gains tax treatment. Higher portfolio turnover rates resulting from actively trading portfolio securities will generally result in higher transaction costs, including brokerage commissions. The Adviser expects that the annual portfolio turnover rate for the StockJungle.com Community Intelligence Fund will be approximately 100%.

GENERAL

           Additional information concerning the investment strategies of each Fund can be found in the Statement of Additional Information ("SAI").


                                   MAIN RISKS

           GENERAL


         INVESTING IN MUTUAL FUNDS. All mutual funds carry a certain amount of risk. You may lose money on your investment in any of the StockJungle.com TRUST FUNDS. The following describes the primary risks that are common to all of the StockJungle.com trust funds summarized above as well as risks which are particular to each Fund as a result of each Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. In addition, you should be aware that none of the Funds has any operating history and the Adviser has no prior experience in serving as an investment adviser to a mutual fund.


           MARKET RISK of Equity Investing. The net asset value of each of the Funds will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of equity securities in which each Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Funds' shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.


           YEAR 2000 PROBLEM. Virtually all operations of the Funds are computer reliant. Therefore, each of the Funds could be adversely affected if the computer systems used by the Adviser, the Funds' other service providers or persons with whom the Funds transact business do not properly process and calculate date-related information and data on or after January 1, 2000 ("Year 2000 Problem"). Further, because the Year 2000 Problem can potentially affect virtually all organizations, the companies or entities in which the Funds invest could also be adversely affected. Failure to adequately address this issue could have potentially serious repercussions to each Fund and your investment. The Adviser is in the process of working with each Fund's service providers to prepare for the Year 2000 Problem and are taking steps reasonably designed to address any Year 2000 Problem-related issue. Based on information currently available, the Adviser does not expect that the Funds will incur significant operating expenses or be required to incur material costs to be Year 2000 compliant. Although the Adviser does not anticipate that the Year 2000 Problem will have a material impact on the Adviser's and other service provider's abilities to provide uninterrupted service to investors, there can be no assurance that steps taken in preparation for the Year 2000 Problem will be sufficient to avoid any adverse impact on the Funds or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Funds or in global markets or economies generally.

           INVESTMENT IN NEW AND UNSEASONED COMPANIES. The Stockjungle.com pure play internet Fund and the StockJungle.com community intelligence fund may each invest, pursuant to an initial public offering or otherwise, in the equity securities of companies which are relatively new and unseasoned and in their early stages of development where the Adviser believes that the opportunity for rapid growth is above average. These companies may not be well-known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of A Fund and your investment.

           INVESTMENT IN DERIVATIVES. Each of the StockJungle.com Market Leaders Growth Fund and StockJungle.com Pure Play Internet Fund may invest a portion of their assets in futures and options transactions for hedging purposes and for non-hedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment. Futures and options are considered to be "derivatives"-- financial instruments whose value is derived from the value of an underlying asset, such as a security or an index. The use of futures and options involves certain special risks due to the possibility of imperfect correlations among movements in the prices of options purchased or sold by a fund and, in the case of hedging transactions, of the securities that are the subject of the hedge. Further information about these instruments and the risks involved in their use is included in the sai.

           RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of a Fund's options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

           When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

           The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         Risks of transactions in futures contracts and related options. Successful use of futures contracts by a Fund is subject to the Adviser's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

           The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by a Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

           There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.


           OTHER SECURITIES A FUND MIGHT PURCHASE. Under normal market conditions, each Fund will invest A majority of its total assets in equity securities, consisting of common stocks or securities having the characteristics of common stocks. If the Adviser believes that adverse market conditions warrant a temporary defensive posture, each of the Funds may invest A significant portion of assets in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is contained in the SAI.

           SECURITIES LENDING. Each Fund may lend its portfolio securities to broker-dealers by entering into lending arrangements or indirectly through repurchase agreements, amounting to no more than 10% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Fund engaged in securities lending if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.


         STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND RISKS
         ------------------------------------------------


         EMERGING LEADERS/RISK OF INVESTMENT IN SMALL AND MID-CAP COMPANIES. Although the Fund will focus on investment in the common stocks of U.S. companies which have established themselves as market leaders in traditionally strong business sectors, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) of its net assets in the common stocks of companies identified by the Adviser as new and emerging leaders in smaller and less developed but potentially important business sectors. These companies may include issuers with small or mid-sized capital structures (generally a market cap of $5 billion or less). Consequently, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. The net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities declines.

           RISK OF INVESTING IN BUSINESS SECTORS. Investing in the various business sectors represented in the S&P 500 index will expose the Fund to a broad variety of risk factors. Some of the risks which could adversely affect the value of your investment in the Fund include, but are not limited to the following: changes in interest rates, the exposure of companies within these sectors to foreign currency fluctuations, the ability of companies (especially those in the chemical and pharmaceutical sectors) to pass their products through regulatory bodies, fluctuation of oil and fuel prices, changes in the spending patterns of consumers, the creation of new technology which might make obsolete the technology sold, serviced, utilized, or otherwise relied upon by companies held by the fund, and the fluctuation of energy prices.



         STOCKJUNGLE.COM NO FEE S&P 500 Index Fund Risks
         -----------------------------------------------

         PASSIVE MANAGEMENT OF FUND. With regard to the purchase of S&P 500 Index Securities and the StockJungle.com no fee S&P 500 Index Fund's replication of the holdings of the S&P 500 Index, the Adviser employs a passive investment management approach and does not change the composition of the portfolio's equity position based on its own economic, financial or market analysis. The inclusion of a security in the Fund's portfolio does not reflect an opinion by the Adviser regarding the particular security's attractiveness as an investment. In the event that a particular S&P 500 Index Security underperforms or suffers a sharp decline in market value, the Fund may not liquidate the investment unless such liquidation is also reflected in the S&P 500 Index. Under these circumstances, the net asset value of the Fund may decline, negatively impacting the value of your investment.




         STOCKJUNGLE.COM PURE PLAY INTERNET FUND RISKS
         ---------------------------------------------


         INDUSTRY RISK. The value of the Pure Play Internet Fund's shares will be susceptible to factors affecting the Internet and WWW. This industry may be subject to greater governmental regulation than many other industries and changes in government policies and the need for regulatory approvals may have a material effect on the products and services of this industry. In addition, because of its narrow industry focus, the Fund's performance is closely tied to, and affected by, this industry as a whole. Companies in an industry are often faced with the same obstacles, issues or regulatory burdens and their securities react similarly and move in unison to these and other market conditions. As a result of these factors, securities in which the Fund invests are more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.

           INVESTMENT IN SMALL AND MID-CAP COMPANIES. Although securities of large and well-established companies principally engaged in the Internet and/or WWW will be held in the Fund's portfolio, the Fund will also invest in small or mid-cap companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small or mid-sized capital structures (generally a market cap of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities, the net asset value of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

         STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND RISKS
         -------------------------------------------------


         RELIANCE ON RECOMMENDATIONS. The Adviser will invest in securities identified to its parent company by visitors to the StockJungle.com website. The effectiveness of the Fund's investment strategy is contingent upon the ongoing participation by visitors to this website and the submission of detailed and reasoned analyses which identify bona-fide potential investments for the Fund. There are no assurances that the website will attract either such participation or that visitors will provide detailed financial information that will be useful to the Adviser for purposes of investing the Fund's assets and the Fund cannot give any assurance that its investment objective will be achieved.

         SHORT SALES. The Adviser may take short positions in target securities which may or may not include "boxed positions". For example, at times, the Fund may hold short positions in securities traded in the U.S. markets whose aggregate market value approximates the value of the Fund's net assets, or which is substantially less than the value of the Fund's net assets, with any balance of the Fund's assets held in some combination of money market instruments or money market funds. At other times, the Fund may hold long-term equity positions by purchasing shares of the same or other securities traded in U.S. markets, for example, whose aggregate market value approximates the Fund's net assets, or which is substantially less than the value of the Fund's net assets, with the balance of the Fund's assets invested in fixed income mutual funds, money market instruments and "boxed positions" in which a short position and a long position in the same security offset each other, thereby eliminating market risk for those positions. At still other times, the Fund may hold some long positions and some short positions, but the aggregate market value of these securities will typically not exceed the value of the Fund's net assets. Investment via short positions presents the risk that if the stock markets move against the short position, the Fund will be more susceptible to a sudden and significant decline in the net asset value of the Fund.

           EXCESSIVE PORTFOLIO TURNOVER. If the Adviser determines that it is prudent to invest in numerous securities identified to the parent of the Adviser by visitors to the StockJungle.com website, the Fund may be subject to a significantly higher portfolio turnover rate than that of most other mutual funds. The strategies of the Adviser contemplate the possibility of more frequent trading at the end of each month in order to enter new positions or modify existing positions in accordance with the Fund's investment policies. Frequent portfolio turnover may involve significant expenses and costs for the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may also result in realization of taxable capital gains, much or all of which will be short-term capital gains subject to federal and state taxation as ordinary income and not eligible for favored long term capital gains tax treatment.

                  MANAGEMENT ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER


           StockJungle.com Investment Advisors, Inc. has been retained under an Investment Advisory Agreement with StockJungle.com Trust (the "Trust") on behalf of each Fund to serve as the investment adviser to each of the Funds , subject to the authority of the Board of Trustees. The Adviser is a privately-held investment advisory and money management company, registered as an investment adviser with the Securities and Exchange Commission. The Adviser's principal office is located at 3805 South Canfield Avenue, Suite B, Culver City, California 90232. The Adviser can also be contacted by telephone at (310) 841-4010.

           The Adviser provides each Fund with investment advice and supervises the Fund's management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of each Fund. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of each Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser. The Adviser has reserved the right to delegate certain investment advisory responsibilities for each of the Funds to sub-advisers registered as investment advisers with the securities and exchange commission.

PORTFOLIO MANAGERS


         Each of the StockJungle.com no fee S&P 500 Index Fund, StockJungle.com Pure Play Internet Fund and the Stockjngle.com Community Intelligence Fund is co-managed by Messrs. Michael Petrino and Gordon Gustafson.

           Michael Petrino is the Chief Investment Officer of StockJungle.com. Mr. Petrino has more than 20 years of asset management experience, most recently as the founder of Calport Asset Management, an independent investment adviser specializing in the management of small and large size domestic equities, global stocks and global bonds in partnership with GE Investments and Dr. Arthur Laffer. At Calport, Mr. Petrino was responsible for day-to-day portfolio management for all of the firm's investment products, as well as their sales and marketing efforts. In 1985, Mr. Petrino founded Matrix Capital Management, Inc., An asset management firm, where he served as President and Chief Investment Officer. Matrix grew from a start-up to $1 billion in assets under management in 3 years, with offerings ranging from large cap equity portfolios to derivative-based products. Prior to that, Mr. Petrino served as a Vice President at Prudential Insurance, where he managed balanced global portfolios as second in command of a department that managed $9 billion for over 90 plan sponsors. Mr. Petrino received his undergraduate degree from amherst college and his M.B.A. From the University of Chicago. In addition to belonging to the New York Society of Security Analysts, Mr. Petrino is also a member of the Board of Directors of Fleming Capital Mutual Fund Group.


         Gordon Gustafson joined the Adviser as a Senior Financial Analyst in February, 1999. Mr. Gustafson, who graduated from the University of California, Los Angeles, in 1993 with a B.A. in Economics, previously worked for Red Planet as a Production Coordinator and Production Manager from 1996 to 1999.

MANAGEMENT FEE AND OTHER EXPENSES


           Under the Investment Advisory Agreement, the StockJungle.com Market Leaders Growth Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund each pay the Adviser monthly in arrears an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets. The 1.0% investment advisory fee serves as an all-inclusive fee out of which the Adviser will be responsible to pay each of these Funds' operating expenses. Therefore, none of these Funds is required to pay any expenses such as fees for transfer agency, administrative or shareholder servicing, legal insurance, audit, and director's fees or operating costs such as printing, mailing and registration fees. The Adviser does not receive any management fee for the StockJungle.com no fee S&P 500 Index Fund and is responsible for the payment of all fees and expenses which accrue in connection with the management and operation of this Fund. See the SAI for a more detailed discussion of the management fee and other expenses.

ADMINISTRATOR

           The Administrator is American Data Services, Inc. ("ADS" or the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $6 billion of total assets through its offices in New York, Denver and Los Angeles.

           ADS provides all administrative services necessary for each Fund, subject to the supervision of the Trust's Board of Trustees.

           For the services rendered to each Fund by the Administrator, the Adviser pays the Administrator, on behalf of each Fund, an annual monthly fee equal to___% of the daily average net assets of such Fund. The Adviser also pays the Administrator for any out-of-pocket expenses. In addition, the Administrator serves as each Fund's transfer agent and performs fund accounting services for which it is paid separately by the Adviser. For additional information, see "Custodian, Transfer Agent and Dividend Agent."

DISTRIBUTOR


           ADS Distributors, Inc. ("the Distributor"), an affiliate of the Administrator, has entered into a distribution agreement with the Trust to serve as the distributor of each Fund's shares. The Distributor will be paid by the Adviser an annual fee equal to $_______ and will be responsible for the promotional and advertising expenses related to the distribution of each Fund's shares and for the printing of each Fund prospectus used in connection with the distribution and sale of each Fund's shares. The Distributor will use its annual fees to pay these expenses and compensate financial intermediaries for providing distribution assistance with respect to the sale of each Fund's shares. See "MANAGEMENT OF FUND" in the SAI.

                                                         VALUATION OF SHARES


           Each Fund computes its respective net asset value (or price per share) on each day the New York Stock Exchange ("NYSE") is open for business. The calculation is made as of the regular close of the NYSE (currently 4:00 p.m., New York time).

           Each Fund's securities for which market quotations are readily available are valued at market value. Fund securities for which market quotations are not considered readily available, are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Trustees, which pricing service determines valuations for normal and institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

           Short-term investments held by any of the Funds that mature in sixty
(60) days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Trustees.


                             HOW TO PURCHASE SHARES

GENERAL PURCHASE INFORMATION


           Shares of each Fund are sold on a continuous basis. The minimum initial investment for each Fund is $200.00. The maximum investment by any investor in the StockJungle.com No Fee S&P 500 Index Fund is limited to $50,000. A Fund may waive or reduce its minimum initial investment from time to time. If funds are received after the close of business, the purchase will become effective on the next business day. The purchase price paid for each Fund's shares is the next determined net asset value of the shares after the order is placed. See "VALUATION OF SHARES" herein.

           Additional investments of $100 or more may be made at any time by purchasing shares of each Fund at net asset value by mailing a check to the appropriate Fund at the address noted under "PURCHASES BY MAIL" or by wiring monies to the clearing bank as outlined below from the bank with which the shareholder has an account and which is a member of the Federal Reserve system with instructions to transmit federal funds by wire to the appropriate Fund. Once a shareholder acquires an interest in the StockJungle.com No Fee S&P 500 Index Fund which is equivalent to $50,000, however, (through either the purchase of additional shares, dividends or distributions or appreciation in the underlying portfolio securities held by the fund), no further purchases of fund shares by that shareholder will be permitted. Further, once the total assets of the StockJungle.com No Fee S&P 500 index fund is equivalent to $1 billion, the Fund will be closed and no additional shares in the fund will be sold.

PURCHASES BY TELEPHONE


           Shareholders may open an account by telephone prior to mailing or wiring his or her initial investment proceeds to the Fund. To open an account by telephone, call (877) 732-7696 to obtain an account number and instructions. Information, including the appropriate federal tax identification number, concerning the account will be taken over the phone. Subject to acceptance by the Transfer Agent, shares of each Fund may be purchased by wiring immediately available federal funds (subject to the minimum investment, and in the case of the StockJungle.com No Fee S&P 500 Index Fund, the maximum investment amount) to The Chase Manhattan Bank from your bank which may charge a fee for doing so (see instructions below). You should provide your bank with the following information for purposes of wiring your investment:

                            The Chase Manhattan Bank
                              Huntington, New York
                                 ABA# 021000021
                            Account# _______________
                              F/B/O [NAME OF FUND]
                              Shareholder Account #

           You are required to mail a signed application to the Transfer Agent at the address listed below in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund whose shares are being purchased, and the Custodian and the Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received by the Fund. There is presently no fee for the receipt of wired funds, but each Fund reserves the right to charge shareholders for this service.


PURCHASES BY MAIL


           Subject to acceptance by the Transfer Agent, an account may be opened by completing and signing an account application and mailing it to the appropriate Fund at the address noted below, together with a check (subject to the particular Fund's minimum investment, and in the case of the StockJungle.com NO FEE S&P 500 Index Fund, the maximum investment amount) payable to:


                                 [NAME OF FUND]
                        c/o American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

           Payment for the purchase of shares received by mail will be credited to your account at the net asset value per share next determined after receipt. Such payment need not be converted into federal funds (monies credited to a Fund's custodian bank by a Federal Reserve Bank) before acceptance by the Fund's Transfer Agent. In the event that there are insufficient funds to cover a check, such prospective investor will be assessed a $15.00 charge.

           All purchases of each Fund's shares will be made in full and fractional shares calculated to three decimal places. No Fund will issue stock certificates evidencing ownership of its shares.

                              HOW TO REDEEM SHARES

GENERAL REDEMPTION INFORMATION

           Your shares will be redeemed at the net asset value next determined after receipt of your instructions in "good order" as explained below. Each Fund's net asset value will fluctuate on a daily basis.

           To redeem your shares, you may either contact the Fund's Administrator with an oral request or send a written request directly to the Transfer Agent. This request should contain: the dollar amount or number of shares to be redeemed, your Fund account number and either a social security or tax identification number (as applicable). You should sign your request in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. A signature guarantee is required for redemptions over $5,000. Please contact the Transfer Agent or refer to the SAI for more details.

           Shares of each Fund may be redeemed by mail, or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by each Fund.

BY MAIL


           Each Fund will redeem its shares at the net asset value next determined after the request is received in "good order." Requests should be addressed to: StockJungle.com Trust/StockJungle.com Market Leaders Growth Fund, StockJungle.com No Fee S&P 500 Index Fund, StockJungle.com Pure Play Internet Fund or StockJungle.com Community Intelligence Fund, as the case may be, c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132.


           Requests in "good order" must include the following documentation:

           (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed signed by all registered owners of the shares in the exact names in which they are registered;

           (b) any required signature guarantees (see "SIGNATURE GUARANTEES" below); and

           (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

         To protect your account, each Fund and the Transfer Agent from fraud, signature guarantees are required to enable a Fund to verify the identity of the person who has authorized a redemption of $5,000 or more from an account. Signature guarantees are also required for redemptions when the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address, and in cases of share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the NYSE Medallion Signature Program ("MSP"). Shareholders may contact each Fund at (877) 732-7696 for further details.


BY TELEPHONE

       If the Telephone Redemption Option has been authorized, you may redeem your shares by calling the appropriate Fund and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Provided that the Transfer Agent employs reasonable procedures to confirm that the instructions are genuine, you bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The procedures employed by the Funds in connection with transactions initiated by telephone may include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

PAYMENT OF REDEMPTION PROCEEDS

           After your shares have been redeemed, proceeds will normally be mailed within three (3) business days. In no event will payment be made more than seven (7) days after receipt of your order in "good order", except that payment may be postponed or the right of redemption suspended for more than seven (7) days under unusual circumstances, such as when trading is not taking place on the NYSE. Payment of redemption proceeds may also be delayed if the shares to be redeemed were purchased by a check drawn on a bank which is not a member of the Federal Reserve System until such time as the check has cleared the banking system (normally up to fifteen (15) days from the purchase date).

           If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make a payment, wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC.




Involuntary Redemption

           Each Fund reserves the right to redeem your account at any time the net asset value of the account falls below $200 as the result of a redemption or exchange request. You will be notified in writing prior to any such involuntary redemption and will be allowed thirty (30) days to make additional investments before the redemption is processed.


                              SHAREHOLDER SERVICES

           We offer several shareholder service options listed on the account application which make your account easier to manage. Please make note of these options and select the ones that are appropriate for you.

AUTOMATIC INVESTMENT PROGRAM

           You may arrange to make additional automated purchases of each Fund's shares. You can automatically transfer $100 or more per month from your bank, savings and loan or other financial institution to purchase additional shares. You should contact the Administrator, your broker-dealer or financial institution or the Transfer Agent to obtain authorization forms or for additional information.

TAX-QUALIFIED RETIREMENT PLANS

           Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

         --Individual Retirement Accounts ("IRAs"), Simple IRAs and Roth IRAs;

         --403(b) plans for employees of public school systems and non-profit organizations;

         --401(k) Plans; or

         --Profit-sharing plans and pension plans for corporations and other employees.

           You can also transfer your tax-deferred plan to us from another company or custodian. Call or write the Transfer Agent or the Administrator for a "REQUEST TO TRANSFER" form.

CONFIRMATION OF TRANSACTIONS AND REPORTING OF OTHER INFORMATION VIA ELECTRONIC DELIVERY

           The Funds each provide electronically delivered confirmations of all of your purchases or redemptions of each Fund's shares. In addition, you will receive electronically delivered account statements on a quarterly basis from the Transfer Agent. You will also receive various IRS forms after the first of each year detailing important tax information and each Fund will supply electronically delivered annual and semi-annual reports that list securities held by that Fund and include its then current financial statements.


           Each of the StockJungle.com Trust Funds have been designed and created primarily for investment by on-line investors. Accordingly, each Fund requests that each shareholder consent to the receipt of all shareholder information about the Fund electronically in order to reduce the higher costs of paper-based information delivery. Shareholder information may, from time to time, include, for purposes of electronic delivery, prospectuses, financial reports, confirmations and financial statements. Notwithstanding the above, each Fund reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor. Each Fund will also deliver paper-based documents upon request by shareholders.

EXCHANGE PRIVILEGE

           You can exchange your shares in any StockJungle.com Fund for shares of the same class of any other series of StockJungle.com Trust for no charge. The prospectus and statement of additional information of the Fund for which you exchange your shares should be read carefully prior to any exchange for new shares and retained for future reference. Be advised that exercising the exchange privilege is really two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.

           Call 1 (800) ___-____ to learn more about exercising your exchange privilege.

                           DIVIDENDS AND DISTRIBUTIONS

           Each Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually. Distributions from capital gains are made after applying any available capital loss carry-overs.

           As a shareholder in any of the Funds described above, you can choose from three distribution options:

         -- Reinvest all distributions in additional shares;

         -- Receive distributions from net investment income in cash while reinvesting capital gains distributions, if any, in additional shares; or

         -- Receive all distributions in cash.

           You can change your distribution option by notifying the Fund in writing. If you do not select an option when you open your account, all distributions will be reinvested in additional shares of the Fund at net asset value. You will receive a statement via electronic delivery confirming reinvestment of distributions in additional shares promptly following the end of each calendar year.

           If a check representing a distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in one of the other Funds. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund in which you were invested at the then-current net asset value per share. Similarly, if correspondence sent by a Fund or the Transfer Agent is returned as "undeliverable," all Fund distributions will automatically be reinvested in the Fund in which you were invested.

                                   TAX STATUS

           Each Fund is treated as a corporation for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Each Fund intends to qualify and to elect to be treated as a regulated investment company. If so qualified, no StockJungle.com Fund will be liable for federal income taxes to the extent they distribute taxable income to shareholders.


           Distributions to shareholders by the StockJungle.com Funds, whether received in cash or reinvested in additional shares of the Fund, are generally subject to federal income tax at varying rates depending on whether such distributions are treated as ordinary income or capital gains distributions. Interest income from direct investment by non-corporate taxpayers in United States Government obligations (but not repurchase agreements) generally is not subject to state taxation. However, some states may tax mutual fund dividends attributable to such income.

           Any redemption of a Fund's shares is a taxable event that may result in a capital gain or loss.

           For a more detailed discussion of the federal income tax consequences of investing in shares of any of the StockJungle.com Funds, see "TAXATION" in the SAI. Before investing in any of these Funds, you should consult your tax adviser regarding the consequences of your local and state tax laws.


                             PERFORMANCE INFORMATION

           Each Fund's investment performance may, from time to time, be included in advertisements about such Fund. "Total Return" for the one (1), five
(5) and ten (10) year periods (or for the life of each Fund, if shorter) through the most recent quarter represents the average annual compounded rate of return on an investment of $1,000 in each Fund invested at the public offering price. Total return may also be presented for other periods.

         All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio and each Fund's operating expenses. Investment performance also often reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing the Funds' investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. A Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI for additional information concerning performance.


                               GENERAL INFORMATION



           StockJungle.com Market Leaders Growth Fund, StockJungle.com No Fee S&P 500 Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund are each a series of StockJungle.com Trust, a Massachusetts business trust.



                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT


         Union Bank of California serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of any of the Funds. American Data Services, Inc., the Administrator, also acts as each Fund's transfer and dividend agent. The Adviser pays the Administrator the greater of $______ per month or $______ per year per account, plus out-of-pocket expenses for rendering such transfer and dividend agency services.


                        COUNSEL AND INDEPENDENT AUDITORS

           Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of each Fund, are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. [NAME/ADDRESS OF ACCOUNTANTS], have been selected as independent accountants for each Fund.

                              FOR MORE INFORMATION

                              STOCKJUNGLE.COM TRUST
                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND

                    STOCKJUNGLE.COM No Fee S&P 500 Index Fund



                     StockJungle.com Pure Play Internet Fund
                   StockJungle.com Community Intelligence Fund



More Information on each of these Funds is available free upon request, including the following:

ANNUAL AND SEMIANNUAL REPORTS
Describes each Fund's performance, lists each Fund's holdings and contains a letter from each Fund's Investment Adviser discussing recent market conditions, economic trends and strategies that significantly affect a particular Fund's performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference herein (and is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE:
(877) 732-7696

ON THE INTERNET:
Text only versions of each Fund's documents can be viewed online or downloaded from:

SECURITIES AND EXCHANGE COMMISSION:              HTTP://WWW.SEC.GOV
STOCKJUNGLE.COM, INC.:                           HTTP://WWW.STOCKJUNGLE.COM

You can also obtain copies by visiting the SEC's Public Reference Room in Washington D.C. (phone at (1) (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                              FILE NOS. 333 -81359
                                    811-09403

         ------------------ COMPARISON OF FOOTNOTES ------------------

-FOOTNOTE 1-

a The Adviser receives no Management Fee and is responsible for the payment of all fees of the StockJungle.com No FeE S&P 500 Index Fund and, as a result, this Fund's total Fund operating expenses will be zero.

-FOOTNOTE 2-

The Adviser's Management Fees with respect to each of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund and StockJungle.com Community Intelligence Fund are "all inclusive" which means that the Adviser is responsible for the payment of all of a Fund's other expenses, and, as a result, each Fund's Total Fund Operating Expenses will not exceed 1% of the Fund's average daily net assets.

                             STOCKJUNGLE.COM(1) TRUST

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                    STOCKJUNGLE.COM NO FEE S&P 500 INDEX FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                                          _____________, 1999


                                TABLE OF CONTENTS
                                                                           PAGE
Investment Objective, Policies and Restrictions...............................2
Trustees and Executive Officers..............................................11
Investment Advisory and Other Services.......................................13
Portfolio Transactions and Allocation of Brokerage...........................16
Taxation.....................................................................18
Ownership of Shares..........................................................19
Purchase of Shares...........................................................19
Dividends and Distributions..................................................20
Net Asset Value .............................................................20
Performance Comparisons......................................................20
Redemption of Shares.........................................................23
Organization of Trust........................................................24
Counsel and Independent Auditors.............................................24
Other Information............................................................24

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Prospectus dated _________, 1999, as may be amended from time to time, of the StockJungle.com Market Leaders Growth Fund, StockJungle.com No Fee S&P 500 Index Fund, StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund, (individually or collectively, a "Fund" or the "Funds"), each a series of StockJungle.com Trust (the "Trust"). StockJungle.com Investment Advisors, Inc. (the "Adviser") is the investment adviser to each Fund.


Each of the Funds is designed and created primarily for investment by on-line investors. Shareholders in the Funds are requested to consent to the acceptance of all information about the Fund or Funds in which they invest only through means of electronic delivery. A copy of the Prospectus for these Funds may be obtained on-line at HTTP://WWW.STOCKJUNGLE.COM or from each Fund by writing c/o American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or by calling (516) 951- 0500.



--------
(1) "StockJungle.com(R)" is a registered trademark and the exclusive property of StockJungle.com, Inc., the parent to the Adviser. StockJungle.com, Inc. is an Internet-based company which offers a wide array of web-based services and information to visitors to the StockJungle.com website.

                INVESTMENT OBJECTIVE, POLICIES, AND RESTRICTIONS


STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of a select number of U.S. corporations identified by the Adviser that have consistently demonstrated fundamental investment value and hold the strongest competitive position in various business sectors identified by the Adviser. In addition, the Fund may invest a small but not insignificant portion (generally between five (5%) and twenty (20%) percent) Of its net assets in the common stock of companies identified by the Adviser as new and emerging leaders in smaller, but potentially important sectors.



STOCKJUNGLE.COM NO FEE S&P 500 INDEX FUND seeks to provide investors, on a no-fee basis, with investment results equivalent to the total return of the Standard & Poor's 500 Composite Stock Price Index2 ("S&P 500 Index").



STOCKJUNGLE.COM PURE PLAY INTERNET FUND seeks to provide investors with long-term capital appreciation by investing in the common stocks of Pure Play Internet companies.



STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND seeks to provide investors with capital appreciation by investing in a diversified portfolio of common stocks of U.S. companies with market capitalizations of no less than $100 million which have been identified to StockJungle.com, Inc., the parent of the Adviser, by visitors to the StockJungle.com website and are then researched by the Adviser using proprietary quantitative analysis and, if acceptable, selected by the Adviser for investment by the Fund.



The discussion below supplements the information contained in the Prospectus with respect to the investment policies and primary risks that are common to all of the Funds as well as risks which are particular to each Fund as a result of such Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.




           INVESTMENT POLICIES AND ASSOCIATED RISKS
           ----------------------------------------

           Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.


--------
           (2) "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)", "Standard & Poor's 500(R)", and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by __________________ for use in connection with the StockJungle.com No Fee S&P 500 Fund. This Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

           MUTUAL FUNDS AS PART OF AN INVESTMENT PROGRAM. The loss of money is a risk of investing in the Funds. None of the Funds, individually or collectively, is intended to constitute a balanced or complete investment program and the net asset value of each Fund's shares will fluctuate based on the value of the securities held by each Fund. Each of the Funds is subject to the general risks and considerations associated with equity investing as well as additional risks and restrictions discussed herein.




           MARKET RISK OF EQUITY INVESTING. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. A decline in the general market value of the equity securities held by any of these Funds may result in an adverse effect on the value of your investment. There can be no assurances that the Funds will be able to absorb (without significant loss of a portion of your investment), the potentially negative effects of such market decline.



           YEAR 2000 PROBLEM. Virtually all operations of the Funds are computer reliant. Therefore, each of the Funds could be adversely affected if the computer systems used by the Adviser, the Fund's other service providers or persons with whom the Funds transact business do not properly process and calculate date-related information and data on or after January 1, 2000 ("Year 2000 Problem"). Further, because the Year 2000 Problem can potentially affect virtually all organizations, the companies or entities in which the Funds invest could also be adversely affected. Failure to adequately address this issue could have potentially serious repercussions to each Fund and your investment. The Adviser is in the process of working with each Fund's service providers to prepare for the Year 2000 Problem and are taking steps reasonably designed to address any Year 2000 Problem-related issue. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be Year 2000 compliant. Although the Adviser does not anticipate that the Year 2000 Problem will have a material impact on the Adviser's and other service provider's abilities to provide uninterrupted service to investors, there can be no assurance that steps taken in preparation for the Year 2000 Problem will be sufficient to avoid any adverse impact on the Funds or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Funds or in global markets or economies generally.



           OTHER SECURITIES A FUND MIGHT PURCHASE. Under normal market conditions, each Fund will invest at least 80% of its total assets in equity securities, consisting of common stocks or securities having the characteristics of common stocks. If the Adviser believes that market conditions warrant a temporary defensive posture, or for liquidity purposes, each of the Funds may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is contained in the SAI.

           INVESTMENT IN NEW AND UNSEASONED COMPANIES. The StockJungle.com Pure Play Internet Funf and the StockJungle.com Community Intelligence Fund may each invest, pursuant to an initial public offering or otherwise, in the equity securities of companies which are relatively new and unseasoned and in their early stages of development where the Adviser believes that the opportunity for rapid growth is above average. These companies may not be well-known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger more mature companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Fund and your investment.





           SHORT-TERM INVESTMENTS. While seeking desirable equity mutual fund investments or common stocks whose price history and expected performance lend themselves to the Adviser's method for investment or for liquidity or temporary defensive purposes, each Fund may invest in money market funds and/or money market instruments consisting of the following:



           BANK CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Each Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by any of the Funds will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

           Domestic banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.


           As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.




           PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.



           RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.



           When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.



           The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

           If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.



         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.



           Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.



           Over-the-counter ("OTC") options purchased by the Fund and assets held to cover OTC options written by the Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund's ability to invest in illiquid securities.



           FUTURES CONTRACTS AND RELATED OPTIONS. Subject to applicable law, and unless otherwise specified in the prospectus, the Fund may invest in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the Fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

           Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.



         Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.



           Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.



           Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.



           The Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.



           As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.



           The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.



           RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Adviser's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.



           The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

           There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.



         To reduce or eliminate a position held by the Fund, the Fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.





           INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Fund may also purchase and sell options on index futures contracts.



           For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract could be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

           There are several risks in connection with the use by the Fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.



         Successful use of index futures by the Fund is also subject to the Adviser's ability to predict movements in the direction of the market. For example, it is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.



           In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the Fund's portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a profitable position over a short time period.



           OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

           OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.


           GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.


           Certain of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored instrumentalities if it is not obligated to do so by law.



           SHORT SALES. The StockJungle.com Community Intelligence Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not currently own or have the right to acquire.



           In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

           Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.



         If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.



           The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.



           Short sales transactions may sometimes be executed by borrowing securities from margin accounts established by the Adviser for this purpose. Some interest may be charged within these margin accounts as a result of price fluctuations of boxed positions, even though no leverage is employed, since the offsetting long and short positions within that boxed position will generally offset each other's market risk.

           ILLIQUID SECURITIES. No Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with each Fund's investment restrictions.



           Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of each Fund's portfolio securities and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.



         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.



           RESTRICTED SECURITIES. The SEC Staff currently takes the view that any delegation by the Board of Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board of Trustees. It is the present intention of the Board of Trustees that, if the Board of Trustees decide to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board of Trustees would consider what action would be appropriate in light of the Staff's position at that time.



           REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of a Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), that Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

           SECURITIES LOANS. Each Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. Each Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable that Fund to exercise voting rights on any matters materially affecting the investment. The Funds may also call such loans in order to sell the securities.



INVESTMENT RESTRICTIONS
-----------------------



           In addition to the investment objectives and policies set forth in the Prospectus and in this Statement of Additional Information, the Funds are each subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed with respect to any Fund individually, without the vote of a majority of that Fund's outstanding shares. Non- fundamental investment restrictions of a Fund may be changed by the Board of Trustees.



           As fundamental investment restrictions, the Funds will not:




        1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of a Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer.




        2. Issue any senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except as set forth in restriction number 4 below.

        3. Borrow amounts in excess of 10% of the cost or 10% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, a Fund may pledge or hypothecate not in excess of 15% of the value of its total assets.



        4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of each Fund's portfolio securities.




        5. Purchase or sell real estate or commodities, including oil, gas or other mineral exploration or developmental programs or commodity futures contracts. This restriction shall not preclude the Funds from investing in banks or other financial institutions that have real estate or that buy and sell real estate or from investing in the equity securities of companies who hold assets or do business in those sectors.



        6. Make loans, in the aggregate, exceeding 25% of any Fund's total assets or lend any Fund's portfolio securities to broker-dealers if the loans are not fully collateralized or write call options on securities which are not fully covered.



        7. Invest more than 5% of the value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any other mutual fund.


        8. Change the nature of its business so as to cease to be an investment trust.



        9. Purchase or retain securities of any issuer if any officer or trustee of the Trust or the Adviser owns individually more than one-half (1/2%) percent of the securities of that issuer, or collectively the officers and trustees of the Trust and Adviser together own more than 5% of the securities of that issuer.



        10. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of common stock of each Fund.



        11. Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in a particular industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government



        12. On a joint or joint and several basis, participate in any trading account in securities.


        13. Allow its Adviser or officers or trustees of itself or its Adviser to take long or short positions in shares of a Fund, except that such persons may purchase shares for their own account for investment purposes only at the price available to the public at the moment of purchase.

        14. With the exception of the StockJungle.com Community Intelligence Fund and StockJungle.com Pure Play Internet Fund, cause more than 5% of a Fund's total assets to be invested in the securities of companies that (including predecessors) have been in continuous operation for less than three years. This limitation shall not apply to securities issued or guaranteed by the U.S. Government.





        The Funds are each subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.



        The Funds will not:



        1. Acquire securities for the purpose of exercising control over management.



        2. Invest more than 15% of its net assets in illiquid securities.



         Unless otherwise indicated, percentage limitations included in the restrictions apply at the time a Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in that Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.





                         TRUSTEES AND EXECUTIVE OFFICERS



        The following table contains information concerning the trustees and officers of the Trust and their principal occupations during the past five years. Trustees who are interested persons, as defined by the 1940 Act, are indicated by asterisk.



NOTE:  IDENTITY AND DESCRIPTIONS OF THREE DISINTERESTED DIRECTORS TO COME



                                    POSITIONS HELD                 PRINCIPAL OCCUPATION
  NAME AND ADDRESS                  WITH THE TRUST                   LAST FIVE YEARS


*Michael J. Witz (Age 27)           President, Secretary,          Chairman & CEO of
                                    and Chairman of the            StockJungle.com Investment
327 Arnaz Drive                     Board of Trustees              Advisors, Inc., a registered
                                                                   investment adviser and the
Los Angeles, California 90048                                      Adviser to the Funds






*Julian Smerkovitz (Age 38)         Vice President,                Director of StockJungle.com
                                    Treasurer and Trustee          Investment Advisors, Inc., a
600 Harbor Street, No. 5                                           registered investment adviser and
                                                                   the Adviser to the Funds
Venice, California 90291




         The members of the Audit Committee of the Board of Trustees are Messrs. ______________ and __________________. Mr. ______________ acts as the chairperson of such committee. The Audit Committee oversees each Fund's financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent certified public accountants.



        Those Trustees who are officers or employees of the Administrator or its affiliates receive no remuneration from the Funds. Each disinterested Trustee receives a fee from each of the Funds for each regular quarterly and in-person special meeting of the Board of Trustees attended. Members of the Board who are not affiliated with the Adviser or the Administrator receive an annual fee of $___________ plus $_____ for each Board meeting attended. Each Fund will pay a pro rata portion of the Trustees' fees and expenses based on the net assets of the Fund and the other series of the Trust. In addition, each Trustee who is not affiliated with the Adviser or the Administrator is reimbursed for expenses incurred in connection with attending meetings.

        The following table sets forth the estimated compensation expected to be received by each Trustee of the Trust during the fiscal year ending as of December 31, 1999.





        (1)                 (2)                 (3)              (4)                (5)




                                            PENSION OR                             TOTAL
                                            RETIREMENT                         COMPENSATION
                                             BENEFITS         ESTIMATED        FROM FUND AND
                                            ACCRUED AS         ANNUAL          FUND COMPLEX
  NAME OF PERSON,        AGGREGATE         PART OF FUND     BENEFITS UPON         PAID TO
     POSITION           COMPENSATION         EXPENSES        RETIREMENT          DIRECTORS
                         FROM FUND

Michael J. Witz           $0.00               NONE             NONE               NONE

Julian Smerkovitz         $0.00               NONE             NONE               NONE

NAMES OF
INDEPENDENT
DIRECTORS TO
COME


1. There are no family relationships among the trustees, officers and/or management of the Trust or the Adviser.



                     INVESTMENT ADVISORY AND OTHER SERVICES



        The investment adviser for each of the Funds is StockJungle.com Investment Advisors, Inc., a Delaware corporation. The Adviser will act as such pursuant to a written agreement which, after its initial two-year period, must be annually reapproved by the Board of Trustees. The address of the Adviser is 3805 South Canfield Avenue, Suite B, Culver City, California 90232. The Adviser can also be contacted by telephone at (310) 841-4010.

CONTROL OF THE ADVISER



         The common stock of the Adviser is wholly-owned and controlled by StockJungle.com, Inc., a Nevada corporation. StockJungle.com, Inc. is the sponsor of the StockJungle.com website located at HTTP://WWW.STOCKJUNGLE.COM upon which that company offers a wide variety of products and services intended for use by investors with access to the Internet. Additional information regarding these products and services is available on the website.



INVESTMENT ADVISORY AGREEMENT



        The Adviser acts as the investment adviser to each Fund under an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party).



        The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Trustees of the Trust or by vote of a majority of the Trust's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Trust. Unless sooner terminated, the agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust, provided that in either event such continuance is also approved by a vote of a majority of the Trustees who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.



        Under the Investment Advisory Agreement, the Adviser provides each Fund with advice and assistance in the selection and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Trustees of the Trust. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Trust and/or the Funds.



        The same security may be suitable for each of the Funds or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and account. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.



MANAGEMENT FEE AND OTHER EXPENSES



         Under the Investment Advisory Agreement, the StockJungle.com Market Leaders Growth Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund will each pay the Adviser monthly in arrears an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets. The 1.0% investment advisory fee shall serve as an all-inclusive fee out of which the Adviser will be responsible to pay each of these Funds' operating expenses. Therefore, none of these Funds will be required to pay any expenses such as fees for transfer agency, administrative or shareholder servicing, legal insurance, audit, and director's fees or operating costs such as printing, mailing and registration fees. The Adviser will not receive any management fee for the StockJungle.com No Fee S&P 500 Index Fund and will be responsible for the payment of all fees and expenses which accrue in connection with the management and operation of this Fund.

ADMINISTRATOR



        The Administrator for each Fund is American Data Services, Inc. (the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds through its offices in New York, Denver and Los Angeles.



        Pursuant to an Administrative Service Agreement with the Trust on behalf of each Fund, the Administrator provides all administrative services necessary for the Funds, subject to the supervision of the Trust's Board of Trustees. The Administrator may provide persons to serve as officers of each Fund. Such officers may be trustees, officers or employees of the Administrator or its affiliates.



        The Administrative Service Agreement is terminable by the Board of Trustees or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.



        Under the Administrative Service Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of each Fund;
(ii) overseeing the performance of administrative and professional services to the Fund by others, including each Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of each Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with each Fund's counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing each Fund's tax returns, and preparing reports to each Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with each Fund's counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the distributor, which may be required to register or qualify, or continue the registration or qualification, of each Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

        The Administrator, pursuant to the Accounting Service Agreement, provides each Fund with all accounting services, including, without limitation:
(I) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of each Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among each Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of each Fund.



ADMINISTRATOR'S FEES



        For the administrative services rendered to the Funds by the Administrator, the Adviser pays the Administrator a monthly fee based on each Fund's average net assets. The Administrator will also provide certain accounting-related services to the Funds for which the Adviser will pay a monthly fee based on the Fund's average net assets, plus any out-of-pocket expenses for such services. These fees are set forth in the Funds' Prospectus.



CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT




        Union Bank of California serves as custodian for each Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement with the Trust on behalf of each Fund, it is responsible for maintaining the books and records of each Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. American Data Services, Inc., the Administrator, also acts as each Fund's transfer and dividend agent.




DISTRIBUTION AGREEMENT



        Pursuant to a Distribution Agreement with the Trust on behalf of each Fund, ADS Distributors, Inc. (the "Distributor") has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of that Fund, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE



         Each Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each of the Funds.



        U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.



        In placing orders for the purchase and sale of portfolio securities for each Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Adviser will select broker-dealers including, the Distributor, to execute portfolio transactions on behalf of each Fund primarily on the basis of best price and execution.



        When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to any Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefitting one specific managed fund or account.



        Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of each Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing funds. The management fees received by the Adviser from each Fund, other than the StockJungle.com No Fee S&P 500 Fund, are not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash. As the Adviser will be responsible for the payment of all fees and expenses of each Fund, the payment of any commissions or mark-ups to dealers or underwriters by the Adviser will not have any effect on the net asset value of a Fund or your investment.




        As permitted by Section 28(e) of the 1934 Act, the Adviser may pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for a Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser does not currently intend to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions or in cases where the Adviser is responsible for the payment of all fees and expenses of a Fund.



        Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of each Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.





                                    TAXATION



        Each of the Funds intends to qualify each year as a "regulated investment trust" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, no Fund will incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.



        Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from each Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from any Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by a Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by each Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.



        Distributions paid by each Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by each Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when any Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a significant or predictable part of any Fund's investment return.



        Any redemption of a Fund's shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares.



        Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

        Ordinarily, distributions and redemption proceeds paid to fund shareholders are not subject to withholding of federal income tax. However, 31% of each Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

        The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences. To determine whether any of the Funds is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

                               OWNERSHIP OF SHARES



        Each share of each Fund has one vote in the election of Trustees. Cumulative voting is not authorized for any Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.




           On September __, 1999, the Adviser invested $25,000 in shares of each Fund at $10.00 per share, as seed capital. The Adviser will control the Fund until public shareholders begin investing in each of the Funds thereby diluting the ownership of Fund shares by the Adviser.






                               PURCHASE OF SHARES




           Shares of each Fund are sold on a continuous basis. The minimum initial investment for each Fund is $200.00. The maximum investment by any investor in the StockJungle.com No Fee S&P 500 Index Fund is limited to $50,000. A Fund may waive or reduce its minimum initial investment from time to time. If funds are received after the close of business, the purchase will become effective on the next business day. The purchase price paid for each Fund's shares is the next determined net asset value of the shares after the order is placed.



        Additional investments of $100 or more may be made at any time by purchasing shares of each Fund at net asset value by mailing a check to the appropriate Fund at the address noted under "PURCHASES BY MAIL" or by wiring monies to the clearing bank as outlined below from the bank with which the shareholder has an account and which is a member of the Federal Reserve system with instructions to transmit federal funds by wire to the appropriate Fund. Once a shareholder acquires an interest in the StockJungle.com No Fee S&P 500 Index Fund which is equivalent to $50,000, however, (through either the purchase of additional shares, dividends or distributions or appreciation in the underlying portfolio securities held by the Fund), no further purchases of Fund shares by that shareholder will be permitted. Further, once the total assets of the StockJungle.com No Fee S&P 500 Index Fund is equivalent to $1 billion, the Fund will be closed and no additional shares in the Fund will be sold.

                           DIVIDENDS AND DISTRIBUTIONS



        Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for each Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.


        Distributions from each Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.



        The net investment income of each Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.



                                 NET ASSET VALUE



        The method for determining each Fund's net asset value is summarized in the Prospectus in the text following the heading "Valuation of Shares." The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



                             PERFORMANCE COMPARISONS

        Total return quoted in advertising and sales literature reflects all aspects of each Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in a Fund's net asset value during the period.



        Each Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 P(1 + T)n = ERV



Where:



           P         =           a hypothetical initial investment of $1000



           T         =           average annual total return



           n         =           number of years



           ERV       =           ending redeemable value of a
                                 hypothetical $1000 payment made at the
                                 beginning of the 1-, 5- or 10-year
                                 periods at the end of the 1-, 5-or
                                 10-year periods (or fractions
                                 thereof).



        Because the Funds have not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.



        Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in each Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.



        In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.



        Each Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also each utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

        The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.



         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.



         Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3- year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.



         CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.



           Independent publications may also evaluate each Fund's performance. The Funds may from time to time each refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.





                              REDEMPTION OF SHARES



           Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted,
(c) when an emergency exists, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

         Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees, directors and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.




           Share purchases and redemptions are governed by Massachusetts law.



                              ORGANIZATION OF TRUST




           StockJungle.com Market Leaders Growth Fund, StockJungle.com No Fee S&P 500 Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund are each a series of StockJungle.com Trust, a Massachusetts business trust organized on June 11, 1999.






                       COUNSEL AND INDEPENDENT ACCOUNTANTS




           Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of each Fund, are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. [NAME/ADDRESS OF ACCOUNTANTS] have been selected as independent accountants for each of the Funds.




                                OTHER INFORMATION



           The Adviser has been recently registered with the Securities Exchange Commission (SEC) under the 1940 Act. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of any Fund or the Adviser by the SEC.



           For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS



     AUDITED BALANCE SHEET OF THE TRUST TO BE FILED AS AN ATTACHMENT TO PRE-
                     EFFECTIVE AMENDMENT NO. 2 ON FORM N-1A

                                     PART C

ITEM 23.   EXHIBITS.



            *(1)   Amended and Restated Agreement and Declaration of Trust;



            *(2)    Bylaws of the Trust;



             (3)   Not Applicable.



           **(4)   Investment Advisory Agreements.



           **(5)   Distribution Agreement.



             (6)   Not Applicable.



           **(7)   Custody Agreement.



           **(8.1) Administrative Service Agreement.



           **(8.2) Transfer Agency Agreement.



           **(9) Opinion of Spitzer & Feldman P.C. as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus.



           **(10)  Consent of  __________________, independent accountants.



             (11)  Not Applicable.



           **(12)  Subscription Letter.



             (13)  Not Applicable.



           **(14)  Financial Data Schedule.



             (15)  Not Applicable.




* Filed as part of the Registration Statement on Form N-1A of the Trust filed with the SEC by EDGAR on June 23, 1999.


**    To be filed by Amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.



               Not applicable



ITEM 25.   INDEMNIFICATION.



           (a) In accordance with Section 1 of Chapter 182 of the Massachusetts General Laws of the Commonwealth of Massachusetts, Sections 6.4 and
           6.6 of the Registrant's Amended and Restated Agreement and Declaration of Trust, respectively, provide as follows:

           SECTION 6.4 The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

           SECTION 6.6 The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.



ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         StockJungle.com Investment Advisors, Inc. serves as investment adviser to each Fund. Set forth below are the names of the directors and officers of the
Adviser:



         Michael J. Witz          Chairman, Chief Executive Officer and Director

         Brian A. Levy            Chief Operating Officer

         Julian Smerkovitz        Chief Financial Officer and Director



ITEM 27.   PRINCIPAL UNDERWRITER.



           (a) The principal underwriter of the Trust's shares currently acts as a principal underwriter for other investment companies.



           (b) The following table contains information with respect to each director, trustee, officer or partner of each principal underwriter named in the answer to Item 20:

           (1)                         (2)                         (3)

      NAME AND PRINCIPAL       POSITIONS AND OFFICES       POSITIONS AND OFFICES

       BUSINESS ADDRESS*         WITH UNDERWRITER             WITH REGISTRANT
       -----------------         ----------------             ---------------



      Michael Miola*           Treasurer, Director             None

                               Chairman





*The Hauppauge Corporate Center
 150 Motor Parkway
 Hauppauge, NY 11788





ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.




           The accounts and records of the Trust required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of the Adviser at 3805 South Canfield Avenue, Suite B, Culver City, California 90232. The Adviser can also be contacted by telephone at (310) 841-4010; except transfer agency records which are maintained at the offices of the Administrator, American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 and custodial records which are maintained at the offices of the Custodian.




ITEM 29              MANAGEMENT SERVICES.



                     Not Applicable



ITEM 30.             UNDERTAKINGS.



                     Not Applicable

                                   SIGNATURES




           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Culver City and State of California, on the 15th day of September, 1999.



                                               STOCKJUNGLE.COM TRUST






                                               By: /S/   MICHAEL J.  WITZ
                                                   ----------------------
                                                   Michael J. Witz, Chairman






           Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



 /S/ MICHAEL J.  WITZ                  Chairman of the        September 15, 1999
--------------------------             Board of Trustees

     Michael J.  Witz



 /S/ JULIAN SMERKOVITZ                 Trustee                September 15, 1999

     Julian Smerkovitz









                The above persons signing as Trustees are all of the current members of the Trust's Board of Trustees.








                                       xix